Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2025 (unaudited)

Principal Amount (000)		COUPON RATE	Maturity Date	Value
	Agency Adjustable Rate Mortgages (0.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$66	1 yr. RFUCC Treasury + 1.74%	7.035%	11/01/36	$68,142
97	1 yr. RFUCC Treasury + 1.91%	7.082	10/01/36	100,182
	Total Agency Adjustable Rate Mortgages (Cost $ 173,399)			168,324

	Agency Bond - Finance (U.S. Government Guaranteed) (0.1%)
208	Washington Aircraft 1 Co. DAC (Ireland) (Cost $208,421)	2.637	09/15/26	206,048

	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.1%)
129	Petroleos Mexicanos (Mexico) (Cost $128,750)	2.46	12/15/25	127,560

	Agency Fixed Rate Mortgages (22.5%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
71		3.00	12/01/49	62,091
	Gold Pools:
25		3.50	04/01/49	23,334
86		6.50	03/01/29 - 09/01/32	90,055
57		7.50	05/01/35	59,994
28		8.00	08/01/32	29,355
36		8.50	08/01/31	38,242
	Federal National Mortgage Association, Conventional Pools:
202		2.50	02/01/50	173,393
307		3.00	05/01/49 - 11/01/49	270,333
214		3.50	01/01/48 - 07/01/49	197,273
120		4.50	06/01/48 - 09/01/48	116,097
30		5.00	01/01/41	30,999
57		5.50	09/01/35	59,190
8		6.50	06/01/29 - 02/01/33	7,881
1		7.00	05/01/31	477
88		7.50	08/01/37	92,719
63		8.00	04/01/33	66,124
70		8.50	10/01/32	74,157
	October TBA:
6,000	(a)	4.50	10/01/55	5,821,406

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2025 (unaudited) continued

Principal Amount (000)		COUPON RATE	Maturity Date	Value
$10,050	(a)	5.50%	10/01/55	$9,967,951
23,050	(a)	5.50	10/01/54	23,245,384
	Government National Mortgage Association,
	October TBA:
4,500	(a)	5.50	10/20/54	4,534,093
	Various Pools:
783		3.50	08/20/45 - 07/20/46	731,634
246		4.00	07/15/44	237,330
22		4.50	04/20/49	21,817
252		5.00	01/20/40 - 12/20/48	255,615
6		5.125	11/20/37	5,588
156		5.25	04/20/36 - 09/20/39	159,572
354		5.375	02/20/36 - 08/20/40	362,627
2,035		6.00	06/15/28 - 06/20/53	2,101,542
483		6.50	06/20/53	503,094
16		7.00	03/20/26 - 07/20/29	16,708
34		8.00	05/15/26 - 08/15/31	35,421
1		8.50	07/15/30	945
	Total Agency Fixed Rate Mortgages (Cost $ 49,849,151)			49,392,441

	Collateralized Mortgage Obligations - Agency Collateral Series (85.5%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
1,165	5.89% - SOFR30A	1.513(b)	11/15/43	95,421
	REMIC
12,990		5.50	02/25/54 - 09/25/54	12,646,162
2,873	15.51% - 2.20 x SOFR30A	5.927(b)	12/25/54	3,016,677
29,801		6.00	07/25/53 - 10/25/55	30,517,140
2,408	15.62% - 2.20 x SOFR30A	6.037(b)	01/25/55	2,556,830
4,501		6.25	01/25/54	4,673,993
2,831		6.50	11/25/53	3,012,269
2,000	21.3% - SOFR30A	7.20 (c)	10/25/55	2,073,366
905	21.00% - 3 x SOFR30A	7.932(b)	02/25/55	1,025,000
1,950	21.15% - 3 x SOFR30A	8.082(b)	06/25/55	2,032,977
946	SOFR30A + 4.70%	8.664(c)	02/25/55	965,850
	Federal National Mortgage Association,
	IO REMIC
266	6.44% - SOFR30A	2.079(b)	08/25/41	4,311
	REMIC
1,616		0.00 (d)	11/25/53	1,348,416

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2025 (unaudited) continued

Principal Amount (000)		COUPON RATE	Maturity Date	Value
$7,649		6.00%	10/25/53 - 03/25/54	$7,785,393
4,780	15.62% - 2.20 x SOFR30A	6.037(b)	01/25/55	5,082,990
4,893		6.25	08/25/53	5,269,210
1,907	21.19% - SOFR30A	6.88 (b)	02/25/55	2,033,208
2,000	21.3% - SOFR30A	7.20 (c)	10/25/55	2,071,303
961	SOFR30A + 4.00%	8.356(c)	03/25/55	996,923
	Government National Mortgage Association,
	IO REMIC
160		5.00	02/16/41	31,363
	REMIC
3,167		5.00	08/20/54	3,177,371
7,928		5.50	02/20/54 - 09/20/54	8,126,684
67,592		6.00	05/20/53 - 12/20/53	70,283,357
1,601	22.55% - SOFR30A	6.19 (b)	07/20/53	1,729,180
10,103		6.50	11/20/53	10,578,660
1,446	22.73% - SOFR30A	6.641(b)	10/20/52	1,523,717
3,952	SOFR30A + 4.30%	8.245(c)	04/20/55 - 05/20/55	4,053,575
1,300	21.45% - SOFR30A	8.284(b)	10/20/53	1,456,234
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $ 184,562,261)			188,167,580

	Commercial Mortgage-Backed Securities (0.4%)
6,353	BANK 2019-BNK21, IO	0.946(c)	10/17/52	167,802
	Citigroup Commercial Mortgage Trust,
	IO
288		0.603(c)	09/10/58	2
2,500		0.747(c)	11/10/48	2,144
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
	IO
24,027		0.437(c)	04/25/32	479,785
30,679		0.448(c)	11/25/27	178,453
3,922	GS Mortgage Securities Trust, IO	1.127(c)	10/10/48	101
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,084	IO	0.70 (c)	12/15/49	27,360
	Total Commercial Mortgage-Backed Securities (Cost $848,023)			855,647

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2025 (unaudited) continued

Principal Amount (000)		COUPON RATE	Maturity Date	Value
	Mortgages - Other (5.5%)
$945	Cascade Funding Mortgage Trust, Class B3 (e)	2.972(c)%	07/25/57	$482,966
2,055	Champs Trust, Class A (e)	8.04 (c)	10/25/60	2,130,120
	FARM Mortgage Trust
853	(e)	2.956(c)	01/25/52	647,602
899	(e)	3.039(c)	03/25/52	682,646
676	(e)	3.231(c)	07/25/51	530,102
1,741	(e)	5.094(c)	10/01/53	1,554,920
1,946	(e)	5.631(c)	08/01/55	1,721,675
2,550	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	3.00	08/25/57 - 05/25/60	2,236,063
	GS Mortgage-Backed Securities Trust
1,342	(e)	3.187(c)	01/25/53	826,579
838	(e)	3.412(c)	10/25/50	525,155
1,625	Sequoia Mortgage Trust, Class B4 (e)	2.864(c)	11/25/51	840,239
	Total Mortgages - Other (Cost $ 11,567,348)			12,178,067

	U.S. Agency Security (3.3%)
6,935	Tennessee Valley Authority (Cost $7,086,150)	5.25	09/15/39	7,350,777

NUMBER OF SHARES (000)
	Short-Term Investment (0.6%)
	Investment Company (0.6%)
1,291	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (f) (Cost $1,291,428)		1,291,428
	Total Investments (Cost $ 255,714,931) (g)(h)	118.1%	259,737,872
	Liabilities in excess of Other Assets	(18.1)	(39,717,827)
	Net Assets	100.0%	$220,020,045

(a)	Security is subject to delayed delivery.
(b)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2025.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Capital appreciation bond.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by $2,636 relating to the Fund's investment in the Liquidity Fund.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(h)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,222,878 and the aggregate gross unrealized depreciation is $1,483,828, resulting in net unrealized appreciation of $4,739,050.
DAC	Designated Activity Company.
IO	Interest Only Security.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
TBA	To Be Announced.

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ September 30, 2025 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 10 yr. Note (United States)	779	Dec-25	$77,900	$87,637,500	$389,500
U.S. Treasury 10 yr. Ultra Note (United States)	409	Dec-25	40,900	47,066,953	453,734
Ultra U.S. Treasury Bond (United States)	113	Dec-25	11,300	13,567,063	(127,125)
					$716,109

Portfolio Composition

CLASSIFICATION	Percentage of Total Investments
Collateralized Mortgage Obligations - Agency Collateral Series	72.4%
Agency Fixed Rate Mortgages	19.0
Mortgages - Other	4.7
U.S. Agency Security	2.8
Short-Term Investment	0.5
Commercial Mortgage-Backed Securities	0.3
Agency Adjustable Rate Mortgages	0.1
Agency Bond - Sovereign (U.S. Government Guaranteed)	0.1
Agency Bond - Finance (U.S. Government Guaranteed)	0.1
Total	100.0	%*

*	Does not include open futures contracts with a value of $148,271,516 and total unrealized appreciation of $716,109.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ September 30, 2025 (unaudited)

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ September 30, 2025 (unaudited) continued

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ September 30, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$168,324	$—	$168,324
Agency Bond - Finance (U.S. Government Guaranteed)	—	206,048	—	206,048
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	127,560	—	127,560
Agency Fixed Rate Mortgages	—	49,392,441	—	49,392,441
Collateralized Mortgage Obligations - Agency Collateral Series	—	188,167,580	—	188,167,580
Commercial Mortgage-Backed Securities	—	855,647	—	855,647
Mortgages - Other	—	12,178,067	—	12,178,067
U.S. Agency Security	—	7,350,777	—	7,350,777
Total Fixed Income Securities	—	258,446,444	—	258,446,444
Short-Term Investment
Investment Company	1,291,428	—	—	1,291,428
Futures Contracts	843,234	—	—	843,234
Total Assets	2,134,662	258,446,444	—	260,581,106
Liabilities:
Future Contract	(127,125)	—	—	(127,125)
Total	$2,007,537	$258,446,444	$—	$260,453,981

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.